Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Text Block [Line Items]
Percentage Of Voting Equity Interests Acquired	100.00%
Technology-based intangible assets [member]
Text Block [Line Items]
Estimated useful life, intangible assets other than goodwill	5 years
Bottom of range [member] | Patents and trade marks [Member]
Text Block [Line Items]
Estimated useful life, intangible assets other than goodwill	5 years
Bottom of range [member] | Customer-related intangible assets [member]
Text Block [Line Items]
Estimated useful life, intangible assets other than goodwill	5 years
Top of range [member] | Patents and trade marks [Member]
Text Block [Line Items]
Estimated useful life, intangible assets other than goodwill	15 years
Top of range [member] | Customer-related intangible assets [member]
Text Block [Line Items]
Estimated useful life, intangible assets other than goodwill	20 years